Financial risk management (Schedule of detailed information about analysis of the maturity of the trade payables) (Details) - Liquidity risk [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 384,057	$ 767,949
Less than 30 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	384,057	252,413
31 to 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	0	25,683
Over 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 0	$ 489,853